INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022	Dec. 31, 2020
Earnings and Comprehensive Income
Revenue	$ 11,611	$ 8,627
Finance costs and other	(486)	(450)
Income tax expense	248	423
Earnings	2,971	1,242
Statement of financial position [abstract]
Cash and cash equivalents	107	43	$ 167	$ 81
Non-current assets	30,113	30,211
Trade payables and other			72
Other non-current liabilities	140	186
Goodwill	4,557	4,693
PGI
Earnings and Comprehensive Income
Revenue	625	0
Expenses	(307)	0
Depreciation and amortization	(133)	0
Interest expense	(94)	0
Finance costs and other	5	0
Income tax expense	(24)	0
Earnings	72	0
Net Income Attributable To Pembina	49	0
Statement of financial position [abstract]
Cash and cash equivalents	0	0
Other current assets	1,125	0
Non-current assets	12,578	0	6,641
Other current liabilities	578	0
Other non-current liabilities	5,799	0
Allocated to PGI assets and liabilities			3,284
Goodwill			899
Pembina's cost of investment in PGI			4,183
PGI | Previously Reported
Statement of financial position [abstract]
Non-current assets			6,648
Allocated to PGI assets and liabilities			3,855
Goodwill			328
Pembina's cost of investment in PGI			4,183
PGI | Adjustments
Statement of financial position [abstract]
Non-current assets			(7)
Allocated to PGI assets and liabilities	(571)		(571)
Goodwill			571
Pembina's cost of investment in PGI			$ 0
PGI | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	257	0
PGI | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	106	0
Alliance
Earnings and Comprehensive Income
Revenue	1,115	905
Expenses	(480)	(353)
Depreciation and amortization	(140)	(138)
Interest expense	(21)	(118)
Finance costs and other	7	3
Income tax expense	0	0
Earnings	481	299
Net Income Attributable To Pembina	167	111
Statement of financial position [abstract]
Cash and cash equivalents	95	168
Other current assets	118	96
Non-current assets	1,612	1,690
Other current liabilities	23	20
Other non-current liabilities	832	804
Alliance | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	57	48
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	7	9
Aux Sable
Earnings and Comprehensive Income
Revenue	2,283	1,967
Expenses	(2,026)	(1,747)
Depreciation and amortization	(47)	(43)
Interest expense	(1)	0
Finance costs and other	4	0
Income tax expense	0	0
Earnings	213	177
Net Income Attributable To Pembina	91	77
Statement of financial position [abstract]
Cash and cash equivalents	16	24
Other current assets	68	172
Non-current assets	725	707
Other current liabilities	4	45
Other non-current liabilities	184	159
Aux Sable | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	65	98
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	6	5
Veresen Midstream
Earnings and Comprehensive Income
Revenue	449	661
Expenses	(151)	(216)
Depreciation and amortization	(122)	(191)
Interest expense	(58)	(71)
Finance costs and other	(2)	4
Income tax expense	0	0
Earnings	116	187
Net Income Attributable To Pembina	51	77
Percentage of equity interest			45.00%
Statement of financial position [abstract]
Cash and cash equivalents	0	1
Other current assets	0	210
Non-current assets	0	4,605
Other current liabilities	0	85
Other non-current liabilities	0	2,613
Veresen Midstream | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0	63
Veresen Midstream | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0	61
Cedar LNG
Earnings and Comprehensive Income
Revenue	0	0
Expenses	(1)	0
Depreciation and amortization	0	0
Interest expense	0	0
Finance costs and other	0	0
Income tax expense	0	0
Earnings	(1)	0
Net Income Attributable To Pembina	0	0
Statement of financial position [abstract]
Cash and cash equivalents	0	0
Other current assets	2	2
Non-current assets	67	18
Other current liabilities	2	3
Other non-current liabilities	0	2
Cedar LNG | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	7	3
Cedar LNG | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0	0
Other
Earnings and Comprehensive Income
Revenue	56	342
Expenses	(41)	(58)
Depreciation and amortization	(16)	(41)
Interest expense	(2)	(79)
Finance costs and other	2	(1)
Income tax expense	0	0
Earnings	(1)	163
Net Income Attributable To Pembina	3	16
Statement of financial position [abstract]
Cash and cash equivalents	29	143
Other current assets	13	32
Non-current assets	90	766
Other current liabilities	14	643
Other non-current liabilities	28	47
Other | Current Liabilities
Statement of financial position [abstract]
Trade payables and other	56	62
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	$ 0	$ 307